FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Listed equity securities (Note 7)	¥ 9,990		¥ 11,934
Available-for-sale debt investments (Note 7)	2,095		2,601
Measured on recurring basis
Assets
Financial products (Note 2, 7)	9,658	$ 1,360	15,893
Time deposits (Note 2, 7)	23,558	3,318	25,166
Derivative instruments (Note 2)	161	23	118
Listed equity securities (Note 7)	9,990	1,407	11,934
Available-for-sale debt investments (Note 7)	2,095	295	2,601
Total Assets	45,462	6,403	55,712
Liabilities
Exchangeable senior notes (Note 12)	3,696	521	4,204
Derivative instruments (Note 2)	61	9	84
Total Liabilities	3,757	$ 530	4,288
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Assets
Listed equity securities (Note 7)	9,990		11,934
Total Assets	9,990		11,934
Measured on recurring basis | Significant other observable inputs (Level 2)
Assets
Financial products (Note 2, 7)	9,658		15,893
Time deposits (Note 2, 7)	23,558		25,166
Derivative instruments (Note 2)	101		70
Total Assets	33,317		41,129
Liabilities
Exchangeable senior notes (Note 12)	3,696		4,204
Derivative instruments (Note 2)	61		84
Total Liabilities	3,757		4,288
Measured on recurring basis | Unobservable inputs (Level 3)
Assets
Derivative instruments (Note 2)	60		48
Available-for-sale debt investments (Note 7)	2,095		2,601
Total Assets	¥ 2,155		¥ 2,649